STATUTORY FINANCIAL INFORMATION	12 Months Ended
Dec. 31, 2016
Statutory Financial Information [Abstract]
STATUTORY FINANCIAL INFORMATION
STATUTORY FINANCIAL INFORMATION

MLOA is restricted as to the amounts it may pay as dividends to AEFS. Under Arizona Insurance Law, a domestic life insurer may not, without prior approval of the Director of Insurance, pay a dividend to its shareholder exceeding an amount calculated based on a statutory formula. This formula would not permit MLOA to pay shareholder dividends during 2017. For 2016, 2015 and 2014, MLOA’s statutory net income (loss) was $(14) million, $(4) million and $12 million, respectively. Statutory surplus, capital stock and Asset Valuation Reserve (“AVR”) totaled $331 million and $366 million at December 31, 2016 and 2015, respectively. There were no shareholder dividends paid to its parent by MLOA in 2016, 2015 and 2014.

At December 31, 2016, MLOA, in accordance with various government and state regulations, had $6 million of securities on deposit with such government or state agencies.

At December 31, 2016 and for the year then ended, there were no differences in net income (loss) and capital and surplus resulting from practices prescribed and permitted by the Arizona Department of Insurance and those prescribed by NAIC Accounting Practices and Procedures effective at December 31, 2016.

Accounting practices used to prepare statutory financial statements for regulatory filings of stock life insurance companies differ in certain instances from U.S. GAAP. The differences between statutory surplus and capital stock determined in accordance with Statutory Accounting Principles (“SAP”) and total shareholder’s equity under U.S. GAAP are primarily: (a) the inclusion in SAP of an AVR intended to stabilize surplus from fluctuations in the value of the investment portfolio; (b) future policy benefits and policyholders’ account balances under SAP differ from U.S. GAAP due to differences between actuarial assumptions and reserving methodologies; (c) certain policy acquisition costs are expensed under SAP but deferred under U.S. GAAP and amortized over future periods to achieve a matching of revenues and expenses; (d) under SAP, Federal income taxes are provided on the basis of amounts currently payable with limited recognition of deferred tax assets while under U.S. GAAP, deferred taxes are recorded for temporary differences between the financial statements and tax basis of assets and liabilities where the probability of realization is reasonably assured; (e) the valuation of assets under SAP and U.S. GAAP differ due to different investment valuation and depreciation methodologies, as well as the deferral of interest-related realized capital gains and losses on fixed income investments; (f) the valuation of the investment in Alliance Units under SAP reflects a portion of the market value appreciation rather than the equity in the underlying net assets as required under U.S. GAAP; (g) computer software development costs are capitalized under U.S. GAAP but expensed under SAP; (h) certain assets, primarily pre-paid assets, are not admissible under SAP but are admissible under U.S. GAAP (i) the fair valuing of all acquired assets and liabilities including VOBA assets required for U.S. GAAP purchase accounting and (j) cost of reinsurance is recognized as expense under SAP and amortized over the life of the underlying reinsured policies under U.S. GAAP.

MLOA holds approximately $600,000 of liabilities for the estimated portion of future assessments related to insolvent insurers, primarily Executive Life Ins. Co. and Lincoln Memorial Life Insurance Company. These assessments are expected to be paid over an extended period. MLOA also holds approximately $500,000 of assets for premium tax offsets that are expected to be realized with respect to these assessments and an additional $100,000 asset for premium tax offsets for assessments already paid. MLOA has not received notifications in 2016 of any other new insolvency material to MLOA’s financial results of operations or financial condition.